COMMITMENTS AND CONTINGENCIES (Details 2) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Potentially Dilutive Securities	1,918,326,652	1,426,226,398
Stock Options Member
Potentially Dilutive Securities	111,000,000
Series A Preferred Stock
Potentially Dilutive Securities	1,349,817,125	1,243,987,624
Series B Preferred Stock
Potentially Dilutive Securities	2,588,693	2,588,693
Series D Preferred Stock
Potentially Dilutive Securities	25,297,722	0
Total Services Revenues
Potentially Dilutive Securities	111,000,000	4,333,333